Income Taxes - Summary of Effective Income Tax Rate Differs From The Federal Statutory Rate (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Line Items]
Federal income tax benefit at statutory rate					$ (4,527)	$ (58,303)	$ (12,191)
State and local taxes-net of federal income tax effect					288	(13,797)	9,378
Impairment of goodwill						5,417
Foreign rate difference					(227)	(284)	(272)
Research and experimental credit					(3,058)	(2,401)	(1,926)
Other nondeductible expenses					812	441	445
Uncertain tax positions					589	574	230
Valuation allowance					1,572	1,926	1,480
Other—net					(128)	(866)	(167)
Total income tax benefit	$ 2,375	$ (331)	$ (704)	$ (9,711)	$ (4,679)	$ (67,293)	$ (3,023)
Federal income tax benefit at statutory rate					21.00%	21.00%	21.00%
State and local taxes-net of federal income tax effect					(1.30%)	5.00%	(16.20%)
Impairment of goodwill						(2.00%)
Foreign rate difference					1.10%	0.10%	0.50%
Research and experimental credit					14.20%	0.90%	3.30%
Other nondeductible expenses					(3.80%)	(0.20%)	(0.80%)
Uncertain tax positions					(2.70%)	(0.20%)	(0.40%)
Valuation allowance					(7.30%)	(0.70%)	(2.50%)
Other—net					0.50%	0.30%	0.30%
Income tax benefit	38.40%	14.40%	35.60%	26.30%	21.70%	24.20%	5.20%